Consolidated Statements of Changes in Stockholders' Equity [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Dividends, Per Share, Cash Paid	$ 0.60	$ 0.72